As filed with the Securities and Exchange Commission on September 8, 2016

1933 Act Registration No. 333-207937
1940 Act Registration No. 811-23108

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N‑1A
Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 11	[X]

and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 16	[X]

Amplify ETF Trust
(Exact name of registrant as specified in charter)

3250 Lacey Road, Suite 130
Downers Grove, IL 60515
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 464-7600

Christian Magoon
Amplify ETF Trust
3250 Lacey Road, Suite 130
Downers Grove, IL 60515
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 7, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 11

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2, as it relates to the Amplify Dow Theory Forecasts Buy List ETF (the “Fund”), a series of the Registrant, until October 7, 2016. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 as it relates to the Fund, filed on May 5, 2016, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Downers Grove, and State of Illinois, on September 8, 2016.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Christian Magoon	President and Chief Executive Officer		September 8, 2016
Christian Magoon
Michael DiSanto*	Trustee	) )
		)	By:	/s/ Christian Magoon
John Phillips*	Trustee	) )		Christian Magoon
Attorney-In-Fact
		)		September 8, 2016
Rick Powers*	Trustee	) )
)
Mark Tucker*	Trustee	) )
)

*	Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit.